Leases	12 Months Ended
Dec. 31, 2024
Leases 1 [Abstract]
Leases	Leases20.1 Amounts Recognized in the Consolidated Statements of Financial Position
Right-of-Use Assets
The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in millions €)	December 31, 2024	December 31, 2023
Buildings	238.2	209.8
Production facilities	—	—
Other operating equipment	9.9	4.6
Total	248.1	214.4
Additions to the right-of-use assets during the year ended December 31, 2024, were €74.4 million (during the year ended December 31, 2023: €66.4 million).
Lease Liability
The following amounts are included in lease liabilities, loans and borrowings as of the dates indicated:

(in millions €)	December 31, 2024	December 31, 2023
Current	39.5	28.1
Non-current	214.7	188.6
Total	254.2	216.7
20.2 Amounts Recognized in the Consolidated Statements of Profit or Loss
Depreciation Charge of Right-of-Use Assets

	Years ended December 31,

(in millions €)	2024	2023	2022
Buildings	42.2	40.7	35.2
Production facilities	—	3.0	23.1
Other operating equipment	3.4	1.5	0.5
Total depreciation charge	45.6	45.2	58.8
Interest on lease liabilities	8.6	5.7	5.1
Expense related to short-term leases and leases of low-value assets	43.3	58.9	27.1
Total amounts recognized in profit or loss	97.5	109.8	91.0
20.3 Amounts Recognized in the Consolidated Statements of Cash Flows
During the year ended December 31, 2024, the total cash outflow for leases amounted to €43.6 million (during the year ended December 31, 2023: €46.0 million; during the year ended December 31, 2022: €46.2 million).
20.4 Extension Options
We have several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased asset portfolio and align with the need of the business. Management exercises judgment in determining whether these extension options are reasonably certain to be exercised. The undiscounted potential future lease payments, which relate to periods after the exercise date of renewal options and are not included in lease liabilities, amount to up to €152.1 million as of December 31, 2024, considering terms up until 2049 (as of December 31, 2023: €157.2 million considering terms up until 2049).